Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 23,719,422	$ 6,728,895
Prepaid expenses and other current assets	713,154	32,113
SAFE Notes subscription receivable		100,000
Total current assets	24,432,576	6,861,008
Property and equipment, net	37,102	1,993
Long term prepaid expenses	221,407
Total assets	24,691,085	6,863,001
Current liabilities
Accounts payable	538,270	94,797
Accrued expenses	185,164	31,777
Accrued compensation	25,031	34,863
RSU liability award	1,655,507
Total current liabilities	2,403,972	161,437
SAFE Notes		10,783,385
Total liabilities	2,403,972	10,944,822
Commitments and contingencies (Note 6)
Stockholders' equity (deficit)
Common stock, par value $0.0001 and $0.0001 per share, 300,000,000 shares authorized, 51,099,089 and 16,320,839 shares issued and outstanding as of December 31, 2025 and 2024, respectively	5,110	1,632
Additional paid-in capital	89,009,102	1,640,692
Accumulated deficit	(66,727,099)	(5,724,145)
Total stockholders' equity (deficit)	22,287,113	(4,081,821)
Total liabilities and stockholders' equity (deficit)	$ 24,691,085	$ 6,863,001